Capitalized Software Development Costs, net (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Capitalized Software Development Costs, net [Abstract]
Summary of capitalized software development costs
	June 30,	September 30,
	2015	2014
	(unaudited)

Beginning balance	$639,416	$343,575
Additions	963,452	712,450
Amortization	(449,959)	(416,609)
Ending balance	$1,152,909	$639,416

	September 30,
	2014	2013
Beginning balance	$343,575	$383,227
Additions	712,450	399,682
Amortization	(416,609)	(439,334)
Charge offs	-	-
Ending balance	$639,416	$343,575

Amortization expense for the estimated lives
Year Ending June 30,

2016	$486,149
2017	411,239
2018	255,521

$1,152,909

Year Ending September 30,
2015	$314,326
2016	260,816
2017	64,274
$639,416